Revenues	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Revenues

Note 27. Revenues

27. 1 Nature of goods sold and services

The information sets below described the core activities of the business units from which the Company generates its revenues. According to the standard, the performance obligation for the Company’s business units are satisfied in a point in time that the control of good and services are totally transferred to the customers. For detail information about business segments, see Note 26.

Segment	Product or Service	Nature, timing to fulfill the performance obligation and significant payment terms
Coca-ColaFEMSA	Beverages sales	Includes the delivery of beverages to customers and wholesalers. The transaction prices are assigned to each product on sale based on its own sale price separately, net of promotions and discounts. The performance obligation is satisfied at the point in time the product on sale is delivered to the customer.
Services revenues

Includes the rendering of manufacturing services, logistic and administrative services. The transaction prices are assigned to each product on sale based on its own sale price if sold separately. The performance obligation is satisfied at the point in time the product on sale is delivered to the customer.

FEMSA Comercio – Proximity Division	Products sales

Operates the largest chain of small-format stores in Mexico and Latin America including as some of its principal products as beers, cigarettes, sodas, other beverages and snacks. The performance obligation is satisfied at the time of the sale or at the moment the control of the product is transferred and the payment is made by the customer.

Commercial revenues

Includes mainly the commercialization of spaces into within stores, and revenues related to promotions and financial services. The performance obligation is satisfied at the point in time the service is render to the customer.

FEMSA Comercio – Health Division	Product sales

The core products include patent and generic formulas of medicines, beauty products, medical supplements, housing and personnel care products. The performance obligation is satisfied at the point in time of the sale or at the moment the control of the product is transferred to the customer.

Services revenues

Rending of services adding value as financial institutions, medical consultation and some financial services. The performance obligation is satisfied at the point in time of the rendering or the control is transferred to the customer.

FEMSA Comercio – Fuel Division	Services revenues

The core products are sold in the retail service stations as fuels, diesel, motor oils and other car care products. The performance obligation is satisfied at the point in time on sale and/or the control is transferred to the customer.

Others	Integral logistic services

Rendering a wide range of logistic services and maintenance of vehicles to subsidiaries and customers. The operations are on a daily, monthly or based upon the customer request. The revenue is recognized progressively during the time the service is rendered in a period no greater than a month.

Production and sale of commercial refrigeration, plastic solutions and sale of equipment for food processing.

Involves the production, commercialization of refrigerators including its delivery and installation and offering of integral maintenance services at the point of sale. Design, manufacturing and recycling of plastic products. In addition, it includes the sale of equipment for food processing, storage and weighing. The revenue recognition is performed at the time in which the corresponding installation is concluded. The recognition of other business lines is performed at the point of sale or in time the control of the product is transferred to the customer.

27.2 Disaggregation of revenue

The information sets below described the disaggregation of revenue by geographic area, business unit and products and services categories in which the Company operates. The timing in which the revenues is recognized by the business units in the Company, is the point in the time in which control of goods and services is transferred in its entirely to the customer.

	Coca-Cola FEMSA				FEMSA Comercio – Proximity Division			FEMSA Comercio – Health Division			FEMSA Comercio – Fuel Division			Other Segments			Total
	2018(1)		2017	2016	2018(1)	2017	2016	2018(1)	2017	2016	2018(1)	2017	2016	2018(1)	2017	2016	2018(1)	2017	2016
By geographic areas:
Mexico and Central America (2)	Ps.	100,162	92,643	87,557	166,040	148,652	132,433	7,898	7,359	7,159	46,936	38,388	28,616	31,918	29,211	25,224	352,954	316,253	280,989

South America (3)		82,180	86,608	71,293	1,418	1,181	795	43,841	40,062	36,252	—	—	—	10,350	10,467	8,001	137,789	138,318	116,341

Venezuela		—	4,005	18,868	—	—	—	—	—	—	—	—	—	25	54	181	25	4,059	19,049

Total revenues		182,342	183,256	177,718	167,458	149,833	133,228	51,739	47,421	43,411	46,936	38,388	28,616	42,293	39,732	33,406	490,768	458,630	416,379

Consolidation adjustments		5,160	4,678	4,269	290	202	4	—	—	—	—	—	—	15,574	13,818	12,599	21,024	18,698	16,872

Consolidated revenues		177,182	178,578	173,449	167,168	149,632	133,224	51,739	47,421	43,411	46,936	38,388	28,616	26,719	25,913	20,807	469,744	439,932	399,507

By products and/or services
Products sold in thepoint-of-sale	Ps.	182,342	183,256	177,718	167,458	149,834	133,228	51,739	47,421	43,411	46,936	38,388	28,616	13,240	12,667	10,274	461,715	431,566	393,247

Services revenues		—	—	—	—	—	—	—	—	—	—	—	—	29,053	27,064	23,132	29,053	27,064	23,132

Consolidation adjustments		5,160	4,678	4,269	290	202	4	—	—	—	—	—	—	15,574	13,818	12,599	21,024	18,698	16,872

Consolidated revenues		177,182	178,578	173,449	167,168	149,632	133,224	51,739	47,421	43,411	46,936	38,388	28,616	26,719	25,913	20,807	469,744	439,932	399,507

(1)

For IFRS 15 adoption purposes, the Company applies the modified retrospective method in which no comparative information is restated for previous periods. The Company recognized no adjustment as a result of adopting IFRS 15.

(2)

Central America includes Guatemala, Nicaragua, Costa Rica and Panama. Domestic (Mexico only) revenues were Ps. 319,792, Ps. 288,783 and Ps. 254,643 and during the years ended December 31, 2018, 2017 and 2016, respectively.

(3)

South America includes Brazil, Argentina, Colombia, Chile, Uruguay and Venezuela, although Venezuela is shown separately above. South America revenues include Brazilian revenues of Ps. 63,601, Ps. 64,345 and Ps. 48,924 during the years ended December 31, 2018, 2017 and 2016, respectively. South America revenues include Colombia revenues of Ps. 19,245, Ps. 17,545 and Ps. 17,027 during the years ended December 31, 2018, 2017 and 2016, respectively. South America revenues include Argentina revenues of Ps. 9,237, Ps. 13,938 and Ps. 12,340 during the years ended December 31, 2018, 2017 and 2016, respectively. South America revenues include Chile revenues of Ps. 44,576, Ps. 40,660 and Ps. 36,631 during the years ended December 31, 2018, 2017 and 2016, respectively. South America revenues include Uruguay revenue of Ps. 1,925 during the year ended in December 31,2018.

27.3 Contract Balances

As of December 31, 2018, no significant cost was identified incurred to obtain or accomplished a contract that might be capitalized as assets. No significant contacts have been entered into for which the Company has not performed all the obligations as well as additional costs associate to it.

27.4 Transaction price assigned to remained performance obligations

No performance obligations were identified in customer contracts that are not included in the transaction price, as a result of identified variable considerations per each business unit are part of the transaction price through be consider highly probable that not occurs a significant reversion of the revenue amount.